Revenue - ASC 606 Adoption Transition Adjustment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Current assets	$ 162,777	$ 45,212	$ 34,302
Non-current assets			23,349
Liabilities
Current liabilities	17,008	8,193	13,844
Non-current liabilities			3,313
Equity
Accumulated deficit	$ (428,406)	(242,781)	(107,042)
Calculated under Revenue Guidance in Effect before Topic 606
Assets
Current assets			24,455
Non-current assets			429
Liabilities
Current liabilities			13,845
Non-current liabilities			3,313
Equity
Accumulated deficit			(139,810)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Assets
Current assets		$ 18,989	9,847
Non-current assets			22,921
Liabilities
Current liabilities			0
Non-current liabilities			0
Equity
Accumulated deficit			$ 32,768